Note 13 - Share Capital	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
13.	SHARE CAPITAL

(a)	Issued and outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

As at December 31, 2022, there were 98,956,808 common shares outstanding ( December 31, 2021: 97,809,441).

	December 31,	December 31,
	2022	2021
Basic weighted average number of shares outstanding	98,420,906	95,181,258
Effect of dilutive common share equivalents (1)	136,709	278,257
Diluted weighted average number of shares outstanding	98,557,615	95,459,515
Antidilutive securities (1)	1,339,621	1,758,913

(1)

For the year ended December 31, 2022, stock options totaling 627,008 ( December 31, 2021: 813,887), restricted and performance share units totaling 292,498 ( December 31, 2021: 247,752), and deferred share units totaling 420,115 ( December 31, 2021: 383,078) were excluded from the computation of diluted income per share due to vesting criteria not being met during the year.

During the year ended December 31, 2022, 100,678 stock options were exercised ( December 31, 2021: 75,066) for cash proceeds of $1,037 ( December 31, 2021: $985). An additional 105,344 stock options ( December 31, 2021: 54,274) were exercised under the cashless exercise provision of the Company stock option plan whereby 24,247 ( December 31, 2021: 25,089) shares were issued in settlement of the stock options and the remaining 81,097 stock options were cancelled ( December 31, 2021: 29,185).

During the year ended December 31, 2022, 7,694 restricted share units and 90,318 performance share units were converted into common shares ( December 31, 2021: 31,620 and 8,511 respectively).

During the year ended December 31, 2022, 86,295 deferred share units ( December 31, 2021: 159,810) were converted into common shares by a former director of the Company.

During the year ended December 31, 2021, 5,223 shares were issued in lieu of a $100 mineral property option payment.

During the year ended December 31, 2021, the Company closed a bought deal financing and issued 2,691,000 shares at $17.15 per share for gross proceeds of $46,151 (net proceeds of $43,242).

During the year ended December 31, 2022, the Company issued 774,643 common shares to acquire Gatling (Note 6). Additionally, 63,492 common shares were issued to Gatling executive management in settlement of change of control liability. Concurrently the Company issued 43,675 replacement stock options and 53,508 replacement warrants pertaining to the Gatling Transaction and are discussed below.

(b)	Stock options

The Company may enter into Incentive Stock Option Agreements with officers, employees, and consultants. On June 18, 2020, the Shareholders re-approved the Company’s rolling Stock Option Plan (the “Plan”). The maximum number of common shares that may be issuable under the Plan is set at 5% of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (Note 13(c)) shall not exceed 5% of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of 5 years. As at December 31, 2022, there were 1,012,794 stock options ( December 31, 2021: 988,727 stock options) outstanding under the Plan.

Stock option grants are recommended for approval to the Board of Directors by the Compensation and Human Resources Committee consisting of three independent members of the Board of Directors. At the time of a stock option grant, the exercise price of each option is set in accordance with the Plan, and cannot be lower than the market value of the common shares at the date of grant.

The following table summarizes the Company’s option activity, excluding the Gatling replacement options, for the year:

		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2022	(C$/option)	2021	(C$/option)

Outstanding, beginning of year	988,727	16.77	1,018,067	16.07
Granted	230,089	18.86	100,000	22.40
Exercised for cash	(100,678)	13.79	(75,066)	16.48
Exercised cashless	(105,344)	16.52	(54,274)	14.44

Outstanding, end of year	1,012,794	17.56	988,727	16.77

During the year ended December 31, 2022, 230,089 stock options to employees and consultants were granted ( December 31, 2021: 100,000) with a weighted average grant date fair value of $1,466 (C$1,859) or $6.37 (C$8.08) per option.

The Company determined the fair value of the options using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,	December 31,
	2022	2021
Risk-free interest rate	2.58%	0.53%
Expected volatility	61%	58%
Expected dividend yield	nil	nil
Expected life (years)	3	3

During the year ended December 31, 2022, 206,022 stock options were exercised ( December 31, 2021: 129,340) with a weighted average market share price at the date of exercise of C$21.15 ( December 31, 2021: C$22.35).

The following table summarizes the Company’s stock options, excluding the Gatling replacement options, outstanding and exercisable as at December 31, 2022:

Exercise price	Number	Number	Weighted average remaining
(C$/option)	outstanding	exercisable	contractual life (years)
12.75	1,565	1,565	1.85
13.46	219,213	219,213	1.28
14.98	261,774	165,008	2.16
17.02	100,000	-	4.38
20.20	120,898	-	4.27
21.26	50,000	16,666	3.92
21.29	9,191	-	4.27
21.57	200,153	133,434	2.94
23.53	50,000	16,667	3.05
12.75 - 23.53	1,012,794	552,553	2.74

During the year ended December 31, 2022, the Company recorded share-based payment expense of $1,445 ( December 31, 2021: $1,564) relating to stock options vested to employees and consultants in the period of which $52 ( December 31, 2021: $49) was capitalized to exploration and evaluation assets.

During the year ended December 31, 2022, the Company issued 43,675 replacement stock options pursuant to the Gatling acquisition with a fair value of $84 (C$107) or $1.92 (C$2.45) per option which are summarized in the following table. During the year ended December 31, 2022, 2,559 replacement stock options expired unexercised.

Exercise price	Number	Number	Weighted average remaining
(C$/option)	outstanding	exercisable	contractual life (years)
21.40	1,706	1,706	1.55
21.68 - 21.93	9,986	9,986	1.62
25.80	4,264	4,264	1.05
26.37 - 26.41	11,090	11,090	0.97
39.86 - 39.91	14,070	14,070	0.56
21.40 - 39.91	41,116	41,116	1.02

(c)	Restricted and performance share units

On June 18, 2020, the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company’s officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”). The maximum number of common shares that may be issuable under the Share Unit Plan is set at 1.5% of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (Note 13(b)) shall not exceed 5% of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of 5 years unless otherwise specified by the Board, and each unit entitles the participant to receive one common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria which may also impact the number of PSUs to vest between 0-200%. PSUs for which the performance targets are not achieved during the performance period are automatically forfeited and cancelled.

During the year ended December 31, 2022, 84,644 RSUs were granted ( December 31, 2021: 10,000) under the Company’s Share Unit Plan with 52,182 vesting in 12 months, 16,228 vesting in 24 months and another 16,234 vesting in 36 months. The RSUs had a weighted average grant date fair value of $14.71 per RSU ( December 31, 2021: $18.44) as determined using the fair market value of the common shares on the date of grant. During the year ended December 31, 2022, 7,694 RSUs ( December 31, 2021: 31,620) were converted and settled with an equivalent number of common shares.

During the year ended December 31, 2022, 87,375 PSUs were granted ( December 31, 2021: nil) under the Company’s Share Unit Plan with a five-year term. Of the grant, 65,531 PSUs vest upon the achievement of specified performance targets over a three-year performance period. The remainder of the grant, 21,844 PSUs are subject to a market share price performance factor measured over a three-year performance period, resulting in a PSU payout range from 50% (10,922 PSUs) to 150% (32,766 PSUs). The PSUs had a weighted average grant date fair value of $16.10 per PSU.

The three-year performance period for the 2019 PSU grant ended on April 2022 and resulted in a PSU vesting of 96.92% or 84,960 PSUs. Consequently, 2,704 PSUs did not vest and were cancelled.

During the year ended December 31, 2022, 90,318 PSUs ( December 31, 2021: 8,511) were converted and settled with an equivalent number of common shares.

As at December 31, 2022, there were 231,254 PSUs and 101,059 RSUs issued and outstanding ( December 31, 2021: 240,765 and 24,109 respectively) under the Share Unit Plan, of which 23,400 PSUs and 16,415 RSUs had vested ( December 31, 2021: 6,346 PSUs and 10,776 RSUs) and are convertible into common shares of the Company. Included in the PSUs at December 31, 2022 are 62,050 PSUs with vesting conditions subject to a market share price performance factor measured over a three-year period, resulting in a PSU target vesting range from 50% (31,025 PSUs) to 150% (93,075 PSUs).

During the year ended December 31, 2022, the Company recognized a share-based payment expense of $1,350 ( December 31, 2021: $1,533) relating to RSUs and PSUs vesting in the period.

(d)	Deferred share units

On June 18, 2020, the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company’s non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, on conversion of Deferred Share Units (“DSUs”) granted. Directors may also elect to receive all or a portion of their annual retainer in the form of DSUs. DSUs may be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may be issuable under the DSU Plan is set at 1.0% of the number of issued and outstanding common shares on a non-diluted basis.

During the year ended December 31, 2022, 32,426 DSUs were granted under the plan and 4,611 DSUs were granted to directors who elected to receive a portion of their annual retainer in DSUs rather than in cash ( December 31, 2021: 54,213 and 5,818 respectively). A DSU share-based payment expense of $507 was recorded in the year ended December 31, 2022 ( December 31, 2021: $1,208). Under the DSU plan, no common shares are to be issued, or cash payments made to, or in respect of a participant in the DSU Plan prior to such eligible participant’s termination date. During the year ended December 31, 2022, 86,295 DSUs ( December 31, 2021: 159,810) were converted and settled in common shares by a former director of the Company. As at December 31, 2022, there are 420,115 DSUs ( December 31, 2021: 469,373) issued and outstanding under the DSU Plan, all of which have vested.

As at December 31, 2022, there are 1,765,222 common shares ( December 31, 2021: 1,722,974) issuable under the combined share compensation arrangements referred to above (the Plan, the Share Unit Plan and the DSU Plan) representing 1.78% ( December 31, 2021: 1.76%) of the issued and outstanding common shares on a non-diluted basis, and there are 4,172,186 ( December 31, 2021: 4,145,592) share-based awards available for grant under these combined share compensation arrangements.

(e)	Replacement warrants

During the year ended December 31, 2022, the Company issued 53,508 replacement warrants pursuant to the Gatling acquisition (Note 6) summarized in the table below:

During the year ended December 31, 2022, 34,418 replacement warrants expired unexercised.

Exercise price	Number	Number	Weighted average remaining
(C$/warrant)	outstanding	exercisable	contractual life (years)
35.17	10,893	10,893	0.52
35.18	1,599	1,599	0.52
35.21	6,177	6,177	0.52
35.27	319	319	0.52
35.29	102	102	0.52
35.17 - 35.29	19,090	19,090	0.52